SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands						12 Months Ended
	Nov. 20, 2022	Sep. 14, 2022	Aug. 31, 2022	Jul. 25, 2022	Apr. 07, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Subsequent Event [Line Items]
Dividends non controling interest						$ 194
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split			the Company filed the Amended COI with the Secretary of State of Delaware to affect a 28 to 1 reverse stock split of the Company’s outstanding shares of Common Stock
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split			the Company filed the Amended COI with the Secretary of State of Delaware to Affect a 28 to 1 reverse stock split of the Company’s outstanding shares of Common Stock
Subsequent Event [Member] | Noncontrolling Interest [Member]
Subsequent Event [Line Items]
Dividend amount	$ 1,322
Cortex and leumi [Member] | Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit					$ 2,500
Debt instrument, interest rate, stated percentage					70.00%
Cortex and leumi [Member] | Loan Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Debt instrument description					SOFR + 3.52%
Cortex and leumi [Member] | Minimum [Member] | Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional line of credit					$ 1,000
Cortex and leumi [Member] | Maximum [Member] | Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional line of credit					$ 1,500
Gix Media And Leumi [Member] | Financing Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage				10.00%
Debt instrument description				SOFR + 5.25%
Current maturities of long term loan				$ 1,500
Gix Media [Member]
Subsequent Event [Line Items]
Debt instrument description						LIBOR + 4.12%
Dividends non controling interest							$ 1,200
Gix Media [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage								4.75%
Gix Media [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends non controling interest		$ 1,000
Gix Media [Member] | Financing Agreement [Member]
Subsequent Event [Line Items]
Line of credit						$ 3,500
Gix Media [Member] | Financing Agreement [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage						80.00%
Debt instrument description						LIBOR + 3.2%
Gix Media [Member] | Maximum [Member] | Financing Agreement [Member]
Subsequent Event [Line Items]
Line of credit						$ 3,500